Finance lease receivables - Maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	$ 11,686	$ 2,707
Less: Unearned finance income	(521)	(23)
Total	11,165	2,684	$ 10,526
Less than one year
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	8,765	2,707
Less: Unearned finance income	(482)	(23)
Total	8,283	$ 2,684
Between 1 and 2 years
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	2,921
Less: Unearned finance income	(39)
Total	$ 2,882